RELATED PARTY TRANSACTIONS SUMMARY OF TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions

	Three Months Ended March 31,
	2018	2017
Revenue	$60,864	$56,202
Operating and maintenance expenses	1,674	1,618
General and administrative expenses	1,700	1,654